Fair Value Information (Tables)	3 Months Ended
Apr. 30, 2020
Fair Value Information
Summary of Impairments of Goodwill and Long-lived Assets

	Three Months Ended
	April 30, 2020
	Impairment	Fair Value
Property and equipment, net	$141.2	$52.8
Goodwill	28.3	—
Intangible assets	39.2	—
	$208.7	$52.8